UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2013

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	February 28, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 0.3%
Brinker International Inc.	47,500	$1,585,550

Household Durables - 1.4%
Mohawk Industries Inc.	18,600	1,971,972	*
Newell Rubbermaid Inc.	85,600	1,997,904
PulteGroup Inc.	123,400	2,366,812	*

Total Household Durables		6,336,688

Internet & Catalog Retail - 1.0%
Amazon.com Inc.	7,300	1,929,171	*
Expedia Inc.	38,850	2,480,184

Total Internet & Catalog Retail		4,409,355

Leisure Equipment & Products - 0.4%
Polaris Industries Inc.	21,000	1,834,770

Media - 5.2%
CBS Corp., Class B Shares	110,500	4,794,595
Charter Communications Inc., Class A Shares	26,900	2,323,891	*
Comcast Corp., Class A Shares	153,790	6,119,304
DIRECTV	34,100	1,642,597	*
DISH Network Corp., Class A Shares	33,100	1,151,880
Time Warner Cable Inc.	17,860	1,542,926
Time Warner Inc.	74,000	3,934,580
Viacom Inc., Class B Shares	44,400	2,595,624

Total Media		24,105,397

Multiline Retail - 1.9%
Dillard’s Inc., Class A Shares	53,200	4,238,976
Macy’s Inc.	32,200	1,323,420
Target Corp.	47,500	2,990,600

Total Multiline Retail		8,552,996

Specialty Retail - 2.9%
AutoZone Inc.	3,000	1,140,450	*
Foot Locker Inc.	37,100	1,268,449
Gap Inc.	78,900	2,597,388
Home Depot Inc.	62,800	4,301,800
O’Reilly Automotive Inc.	17,700	1,800,798	*
PetSmart Inc.	35,539	2,313,944

Total Specialty Retail		13,422,829

Textiles, Apparel & Luxury Goods - 0.3%
V.F. Corp.	9,100	1,467,466

TOTAL CONSUMER DISCRETIONARY		61,715,051

CONSUMER STAPLES - 8.2%
Beverages - 1.4%
Coca-Cola Co.	52,000	2,013,440
Constellation Brands Inc., Class A Shares	57,500	2,543,800	*
PepsiCo Inc.	21,900	1,659,363

Total Beverages		6,216,603

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	89,200	4,559,904
Wal-Mart Stores Inc.	72,090	5,102,530

Total Food & Staples Retailing		9,662,434

Food Products - 1.6%
ConAgra Foods Inc.	67,600	2,305,836
Dean Foods Co.	139,300	2,312,380	*
Ingredion Inc.	11,690	773,878
J.M. Smucker Co.	14,900	1,419,970
Kellogg Co.	9,800	592,900

Total Food Products		7,404,964

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2013

SECURITY	SHARES	VALUE
Household Products - 1.5%
Energizer Holdings Inc.	26,200	$2,408,566
Kimberly-Clark Corp.	25,500	2,404,140
Procter & Gamble Co.	30,420	2,317,396

Total Household Products		7,130,102

Tobacco - 1.6%
Altria Group Inc.	78,000	2,616,900
Philip Morris International Inc.	51,060	4,684,755

Total Tobacco		7,301,655

TOTAL CONSUMER STAPLES		37,715,758

ENERGY - 10.7%
Energy Equipment & Services - 1.3%
Ensco PLC, Class A Shares	22,900	1,377,206
Oceaneering International Inc.	56,300	3,580,117
RPC Inc.	76,500	1,237,770

Total Energy Equipment & Services		6,195,093

Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	58,140	6,811,101
ConocoPhillips	29,200	1,692,140
Exxon Mobil Corp.	115,285	10,323,772
Hess Corp.	13,600	904,400
HollyFrontier Corp.	57,400	3,225,880
Marathon Petroleum Corp.	74,400	6,166,272
Occidental Petroleum Corp.	21,000	1,728,930
Phillips 66	28,050	1,766,028
Plains Exploration & Production Co.	29,200	1,324,804	*
Tesoro Corp.	61,100	3,436,264
Valero Energy Corp.	130,800	5,963,172

Total Oil, Gas & Consumable Fuels		43,342,763

TOTAL ENERGY		49,537,856

FINANCIALS - 13.1%
Capital Markets - 0.3%
Ameriprise Financial Inc.	22,500	1,544,175

Commercial Banks - 3.2%
BOK Financial Corp.	15,900	944,937
East-West Bancorp Inc.	70,200	1,726,920
Regions Financial Corp.	121,200	927,180
U.S. Bancorp	126,800	4,308,664
Wells Fargo & Co.	199,740	7,006,879

Total Commercial Banks		14,914,580

Consumer Finance - 1.2%
Capital One Financial Corp.	35,500	1,811,565
Discover Financial Services	97,200	3,745,116

Total Consumer Finance		5,556,681

Diversified Financial Services - 3.5%
Bank of America Corp.	133,220	1,496,061
Citigroup Inc.	129,430	5,432,177
JPMorgan Chase & Co.	159,555	7,805,431
Principal Financial Group Inc.	47,750	1,509,377

Total Diversified Financial Services		16,243,046

Insurance - 4.0%
AFLAC Inc.	48,950	2,445,053
Allstate Corp.	58,500	2,692,170

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2013

SECURITY	SHARES	VALUE
Insurance - 4.0% (continued)
Assurant Inc.	55,480	$2,329,605
Berkshire Hathaway Inc., Class B Shares	14,500	1,481,320	*
Everest Re Group Ltd.	21,000	2,616,810
Prudential Financial Inc.	8,200	455,674
Torchmark Corp.	24,100	1,354,179
Travelers Cos. Inc.	35,100	2,822,742
Validus Holdings Ltd.	55,400	1,973,902

Total Insurance		18,171,455

Real Estate Investment Trusts (REITs) - 0.6%
Kimco Realty Corp.	35,900	781,543
Regency Centers Corp.	14,200	736,696
Weyerhaeuser Co.	38,500	1,132,285

Total Real Estate Investment Trusts (REITs)		2,650,524

Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	47,900	1,157,743	*

TOTAL FINANCIALS		60,238,204

HEALTH CARE - 12.0%
Biotechnology - 2.2%
Alexion Pharmaceuticals Inc.	21,000	1,821,540	*
Amgen Inc.	22,930	2,096,031
Celgene Corp.	12,500	1,289,750	*
Gilead Sciences Inc.	51,800	2,212,378	*
Regeneron Pharmaceuticals Inc.	17,600	2,939,200	*

Total Biotechnology		10,358,899

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	43,300	1,463,107
Baxter International Inc.	39,300	2,656,680
Covidien PLC	23,700	1,506,609
Medtronic Inc.	28,300	1,272,368
Thermo Fisher Scientific Inc.	30,100	2,221,380

Total Health Care Equipment & Supplies		9,120,144

Health Care Providers & Services - 3.3%
Aetna Inc.	35,748	1,686,948
Cardinal Health Inc.	56,680	2,619,183
CIGNA Corp.	37,200	2,174,712
Express Scripts Holding Co.	28,382	1,615,220	*
Humana Inc.	32,400	2,211,624
McKesson Corp.	19,100	2,027,083
UnitedHealth Group Inc.	52,740	2,818,953

Total Health Care Providers & Services		15,153,723

Life Sciences Tools & Services - 0.7%
Charles River Laboratories International Inc.	32,400	1,319,976	*
PerkinElmer Inc.	50,900	1,739,253

Total Life Sciences Tools & Services		3,059,229

Pharmaceuticals - 3.8%
AbbVie Inc.	43,300	1,598,636
Eli Lilly & Co.	29,680	1,622,309
Johnson & Johnson	33,480	2,548,163
Merck & Co. Inc.	85,994	3,674,523
Mylan Inc.	19,100	565,551	*
Pfizer Inc.	274,041	7,500,502

Total Pharmaceuticals		17,509,684

TOTAL HEALTH CARE		55,201,679

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
Boeing Co.	57,400	4,414,060

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2013

SECURITY	SHARES	VALUE
Aerospace & Defense - 2.7% (continued)
Honeywell International Inc.	16,130	$1,130,713
Lockheed Martin Corp.	15,410	1,356,080
Northrop Grumman Corp.	29,900	1,963,832
Raytheon Co.	27,090	1,478,301
Triumph Group Inc.	32,500	2,385,825

Total Aerospace & Defense		12,728,811

Airlines - 0.4%
Southwest Airlines Co.	147,700	1,728,090

Building Products - 0.6%
Fortune Brands Home & Security Inc.	40,300	1,392,365	*
Masco Corp.	76,200	1,467,612

Total Building Products		2,859,977

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	50,000	2,042,500
Stericycle Inc.	16,700	1,601,864	*

Total Commercial Services & Supplies		3,644,364

Construction & Engineering - 0.5%
Quanta Services Inc.	77,400	2,198,160	*

Industrial Conglomerates - 3.0%
General Electric Co.	408,020	9,474,224
Tyco International Ltd.	29,999	960,268
United Technologies Corp.	40,300	3,649,165

Total Industrial Conglomerates		14,083,657

Machinery - 2.0%
AGCO Corp.	18,100	931,788
Cummins Inc.	14,300	1,656,941
Dover Corp.	39,300	2,882,655
Ingersoll-Rand PLC	31,000	1,632,150
Oshkosh Corp.	34,700	1,338,032	*
Wabtec Corp.	8,100	792,099

Total Machinery		9,233,665

Professional Services - 0.3%
Equifax Inc.	23,600	1,300,832

Road & Rail - 0.5%
Union Pacific Corp.	16,800	2,303,448

TOTAL INDUSTRIALS		50,081,004

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.2%
Cisco Systems Inc.	325,220	6,780,837
QUALCOMM Inc.	118,590	7,783,062

Total Communications Equipment		14,563,899

Computers & Peripherals - 3.4%
Apple Inc.	32,320	14,266,048
Western Digital Corp.	30,200	1,424,232

Total Computers & Peripherals		15,690,280

Electronic Equipment, Instruments & Components - 0.6%
Avnet Inc.	35,400	1,249,974	*
Tech Data Corp.	24,400	1,294,664	*

Total Electronic Equipment, Instruments & Components		2,544,638

Internet Software & Services - 2.4%
Akamai Technologies Inc.	27,900	1,031,184	*
eBay Inc.	54,000	2,952,720	*
Google Inc., Class A Shares	6,500	5,207,800	*
IAC/InterActiveCorp	51,100	2,082,325

Total Internet Software & Services		11,274,029

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2013

SECURITY	SHARES	VALUE
IT Services - 4.2%
Alliance Data Systems Corp.	14,900	$2,364,481	*
Fidelity National Information Services Inc.	36,700	1,381,755
Global Payments Inc.	27,700	1,335,417
International Business Machines Corp.	43,020	8,639,706
MasterCard Inc., Class A Shares	4,400	2,278,408
Visa Inc., Class A Shares	21,550	3,418,692

Total IT Services		19,418,459

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials Inc.	110,200	1,509,740
Broadcom Corp., Class A Shares	48,100	1,640,691
Intel Corp.	190,500	3,971,925
LSI Corp.	122,900	855,384	*

Total Semiconductors & Semiconductor Equipment		7,977,740

Software - 4.0%
Microsoft Corp.	294,750	8,194,050
Oracle Corp.	185,710	6,362,425
Symantec Corp.	115,800	2,714,352	*
VMware Inc., Class A Shares	13,900	998,437	*

Total Software		18,269,264

TOTAL INFORMATION TECHNOLOGY		89,738,309

MATERIALS - 4.7%
Chemicals - 2.8%
CF Industries Holdings Inc.	6,880	1,381,710
Huntsman Corp.	116,700	2,010,741
Monsanto Co.	60,000	6,061,800
PPG Industries Inc.	24,500	3,299,170

Total Chemicals		12,753,421

Metals & Mining - 1.9%
Alcoa Inc.	91,400	778,728
Allegheny Technologies Inc.	29,700	904,959
Freeport-McMoRan Copper & Gold Inc.	42,400	1,353,408
Reliance Steel & Aluminum Co.	41,000	2,730,190
Steel Dynamics Inc.	85,100	1,299,477
Yamana Gold Inc.	129,390	1,903,327

Total Metals & Mining		8,970,089

TOTAL MATERIALS		21,723,510

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	151,160	5,428,155
Verizon Communications Inc.	84,760	3,943,883

TOTAL TELECOMMUNICATION SERVICES		9,372,038

UTILITIES - 3.1%
Electric Utilities - 1.1%
NV Energy Inc.	149,900	2,962,024
PPL Corp.	76,000	2,342,320

Total Electric Utilities		5,304,344

Gas Utilities - 0.6%
Energen Corp.	56,500	2,612,560

Multi-Utilities - 1.1%
Alliant Energy Corp.	14,375	685,544
CenterPoint Energy Inc.	127,800	2,738,754
OGE Energy Corp.	26,000	1,505,660

Total Multi-Utilities		4,929,958

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2013

SECURITY	SHARES	VALUE
Water Utilities - 0.3%
American Water Works Co. Inc.	34,900	$1,376,805

TOTAL UTILITIES		14,223,667

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $354,297,819)		449,547,076

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
State Street Bank & Trust Co. repurchase agreement dated 2/28/13; Proceeds at maturity - $10,958,003; (Fully collateralized by U.S. Treasury Notes, 0.250% due 8/31/14; Market Value - $11,181,113) (Cost - $10,958,000)	0.010%	3/1/13	$10,958,000	10,958,000

TOTAL INVESTMENTS - 99.9% (Cost - $365,255,819#)				460,505,076
Other Assets in Excess of Liabilities - 0.1%				525,465

TOTAL NET ASSETS - 100.0%				$461,030,541

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$449,547,076	—	—	$449,547,076
Short-term investments†	—	$10,958,000	—	10,958,000

Total investments	$449,547,076	$10,958,000	—	$460,505,076

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$98,014,674
Gross unrealized depreciation	(2,765,417)

Net unrealized appreciation	$95,249,257

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2013